Statements of Operations (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2011
Income Statement [Abstract]
Revenues
Total Revenue
Professional Exps.	3,650	3,650	3,650
General & Admin Exps	370	370	626
Operating Expenses	4,020	4,020	4,276
Other Income (Expense)
Current Income Tax
Net Income (Loss)	$ (4,020)	$ (4,020)	$ (4,276)
Basic and Diluted Earnings
(Loss) per Share	$ (0.0004)	$ (0.0004)
Weighted average number of comon shares
Outstanding	11,180,000	11,180,000